UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
      This Amendment (Check only one.):    [   ] is a restatement.
                                           [   ] adds new holding
                                                 entries.

Institutional Investment Manager Filing this Report:

Name:       Nakoma Capital Management LLC
Address:    8040 Excelsior Drive   Suite 401
            Madison, WI  53717

Form 13F File No:   28-12855

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Robyn K. Rannow
Title:            VP, Operations and Compliance
Phone:            608-831-8814

/s/ Robyn K. Rannow       Madison, WI     November 14, 2008
--------------------    --------------   -------------------
     (Signature)         (City/State)          (Date)


Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           60

Form 13F Information Table Value Total:   $  102,277
                                         (in thousands)

List of Other Included Managers:          None

                           FORM 13F INFORMATION TABLE

                         Nakoma Capital Management, LLC
                               September 30, 2008

                                                                                                               Voting Authority
                                                                Value   Shares or  Sh/ Put/  Investment  Other ----------------
           Name of Issuer             Title of Class CUSIP     (x$1000)  Prn Amt   Prn Call  Discretion  Mgrs   Sole   Shrd None
------------------------------------  -------------- --------- -------- ---------- --- ---- -----------  ----- ------- ---- ----
Abbott Laboratories                   COM            002824100    3,938     68,400 SH  N/A      Sole     N/A    68,400 N/A  N/A
ACE Ltd.                              ORD            G0070K103    1,830     33,800 SH  N/A      Sole     N/A    33,800 N/A  N/A
Affiliated Managers Group Inc.        COM            008252108      742      8,950 SH  N/A  Shared-Other N/A     8,950 N/A  N/A
Affiliated Managers Group Inc.        COM            008252108    3,732     45,050 SH  N/A      Sole     N/A    45,050 N/A  N/A
AllianceBernstein Holding L.P.        UNIT LTD PARTN 01881G106      352      9,500 SH  N/A  Shared-Other N/A     9,500 N/A  N/A
American Apparel Inc.                 COM            023850100    2,558    311,900 SH  N/A      Sole     N/A   311,900 N/A  N/A
AT&T Inc.                             COM            00206R102      603     21,600 SH  N/A  Shared-Other N/A    21,600 N/A  N/A
Bucyrus International Inc.            COM            118759109    1,059     23,700 SH  N/A      Sole     N/A    23,700 N/A  N/A
Celgene Corp.                         COM            151020104    2,417     38,200 SH  N/A      Sole     N/A    38,200 N/A  N/A
Charles Schwab Corp.                  COM            808513105    2,249     86,500 SH  N/A      Sole     N/A    86,500 N/A  N/A
Cisco Systems Inc.                    COM            17275R102      609     27,000 SH  N/A  Shared-Other N/A    27,000 N/A  N/A
Comcast Corp. New                     CL A           20030N101    3,064    156,100 SH  N/A      Sole     N/A   156,100 N/A  N/A
Corning Inc.                          COM            219350105    1,744    111,490 SH  N/A      Sole     N/A   111,490 N/A  N/A
Corrections Corp. of America          COM NEW        22025Y407    3,255    131,000 SH  N/A      Sole     N/A   131,000 N/A  N/A
Costco Wholesale Corp.                COM            22160K105      941     14,500 SH  N/A  Shared-Other N/A    14,500 N/A  N/A
CVS Caremark Corp.                    COM            126650100      919     27,300 SH  N/A  Shared-Other N/A    27,300 N/A  N/A
CVS Caremark Corp.                    COM            126650100    3,309     98,320 SH  N/A      Sole     N/A    98,320 N/A  N/A
Dean Foods Co.                        COM            242370104    3,439    147,200 SH  N/A      Sole     N/A   147,200 N/A  N/A
EnerSys Inc.                          COM            29275Y102      487     24,700 SH  N/A      Sole     N/A    24,700 N/A  N/A
Entertainment Properties Trust        COM SH BEN INT 29380T105      164      3,000 SH  N/A  Shared-Other N/A     3,000 N/A  N/A
Fossil Inc.                           COM            349882100    2,049     72,600 SH  N/A      Sole     N/A    72,600 N/A  N/A
Guess? Inc.                           COM            401617105    2,387     68,600 SH  N/A      Sole     N/A    68,600 N/A  N/A
Hewlett-Packard Co.                   COM            428236103      555     12,000 SH  N/A  Shared-Other N/A    12,000 N/A  N/A
Hospitality Properties Trust          COM SH BEN INT 44106M102      103      5,000 SH  N/A  Shared-Other N/A     5,000 N/A  N/A
Intel Corp.                           COM            458140100    2,956    157,800 SH  N/A      Sole     N/A   157,800 N/A  N/A
International Business Machines Corp. COM            459200101    1,053      9,000 SH  N/A  Shared-Other N/A     9,000 N/A  N/A
Kinder Morgan Energy Partners L.P.    UT LTD PARTNER 494550106      130      2,500 SH  N/A  Shared-Other N/A     2,500 N/A  N/A
Kraft Foods Inc.                      CL A           50075N104      426     13,000 SH  N/A  Shared-Other N/A    13,000 N/A  N/A
Kraft Foods Inc.                      CL A           50075N104    4,054    123,800 SH  N/A      Sole     N/A   123,800 N/A  N/A
LHC Group                             COM            50187A107    3,173    111,400 SH  N/A      Sole     N/A   111,400 N/A  N/A
Lockheed Martin Corp.                 COM            539830109      658      6,000 SH  N/A  Shared-Other N/A     6,000 N/A  N/A
Marsh & McLennan Cos.                 COM            571748102      232      7,300 SH  N/A  Shared-Other N/A     7,300 N/A  N/A
Marsh & McLennan Cos.                 COM            571748102    1,944     61,200 SH  N/A      Sole     N/A    61,200 N/A  N/A
MEMC Electronic Materials Inc.        COM            552715104      858     30,350 SH  N/A      Sole     N/A    30,350 N/A  N/A
Microsoft Corp.                       COM            594918104    2,322     87,000 SH  N/A      Sole     N/A    87,000 N/A  N/A
Mindray Medical International Ltd.    SPON ADR       602675100    2,665     79,000 SH  N/A      Sole     N/A    79,000 N/A  N/A
NASDAQ OMX Group Inc.                 COM            631103108      245      8,000 SH  N/A  Shared-Other N/A     8,000 N/A  N/A
Newmont Mining Corp.                  COM            651639106    1,508     38,900 SH  N/A      Sole     N/A    38,900 N/A  N/A
Nike Inc.                             CL B           654106103      870     13,000 SH  N/A  Shared-Other N/A    13,000 N/A  N/A
NuVasive Inc.                         COM            670704105    2,850     57,770 SH  N/A      Sole     N/A    57,770 N/A  N/A
Oracle Corp.                          COM            68389X105      873     43,000 SH  N/A  Shared-Other N/A    43,000 N/A  N/A
Perfect World Co. Ltd.                SPON ADR REP B 71372U104    2,634    117,400 SH  N/A      Sole     N/A   117,400 N/A  N/A
Psychiatric Solutions Inc.            COM            74439H108    3,237     85,300 SH  N/A      Sole     N/A    85,300 N/A  N/A
Psychiatric Solutions Inc.            COM            74439H108      569     15,000 SH  N/A  Shared-Other N/A    15,000 N/A  N/A
QUALCOMM Inc.                         COM            747525103    2,879     67,000 SH  N/A      Sole     N/A    67,000 N/A  N/A
Schlumberger Ltd.                     COM            806857108      429      5,500 SH  N/A  Shared-Other N/A     5,500 N/A  N/A
Southwest Airlines Co.                COM            844741108      551     38,000 SH  N/A  Shared-Other N/A    38,000 N/A  N/A
Sovran Self Storage Inc.              COM            84610H108      179      4,000 SH  N/A  Shared-Other N/A     4,000 N/A  N/A
SPDR Gold Trust                       GOLD SHS       78463V107    2,807     33,000 SH  N/A      Sole     N/A    33,000 N/A  N/A
SPDR Series Trust                     S&P HOMEBUILD  78464A888    2,252    114,500 SH  N/A      Sole     N/A   114,500 N/A  N/A
SPX Corp.                             COM            784635104    1,132     14,700 SH  N/A      Sole     N/A    14,700 N/A  N/A
Thermo Fisher Scientific Inc.         COM            883556102    5,623    102,240 SH  N/A      Sole     N/A   102,240 N/A  N/A
Thermo Fisher Scientific Inc.         COM            883556102      297      5,400 SH  N/A  Shared-Other N/A     5,400 N/A  N/A
Travelers Cos. Inc.                   COM            89417E109    1,889     41,800 SH  N/A      Sole     N/A    41,800 N/A  N/A
Union Pacific Corp.                   COM            907818108      655      9,200 SH  N/A  Shared-Other N/A     9,200 N/A  N/A
United States Natural Gas Fund L.P.   UNIT           912318102    4,208    126,300 SH  N/A      Sole     N/A   126,300 N/A  N/A
Urban Outfitters Inc.                 COM            917047102      382     12,000 SH  N/A      Sole     N/A    12,000 N/A  N/A
Wal-Mart Stores Inc.                  COM            931142103    2,839     47,400 SH  N/A      Sole     N/A    47,400 N/A  N/A
Wal-Mart Stores Inc.                  COM            931142103      240      4,000 SH  N/A  Shared-Other N/A     4,000 N/A  N/A
Walt Disney Co.                       COM DISNEY     254687106      153      5,000 SH  N/A  Shared-Other N/A     5,000 N/A  N/A
REPORT SUMMARY                                    60            102,277